9. LOSS PER SHARE: Schedule of Basic and diluted loss per share (Tables)	12 Months Ended
Jan. 31, 2020
Tables/Schedules
Schedule of Basic and diluted loss per share

	2020	2019	2018

Basic and diluted loss per common share	$(0.06)	$(0.02)	$(0.03)

Weighted average number of common shares outstanding (basic and diluted)	16,366,052	14,824,483	13,706,255